Expense Example - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund
Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530